Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 PAY VERSUS PERFORMANCE TABLE AND SUPPORTING NARRATIVE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation actually paid to our NEOs and the Company’s financial performance.
REQUIRED TABULAR DISCLOSURE OF COMPENSATION ACTUALLY PAID VERSUS PERFORMANCE
The table below reflects information on compensation both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) and as “compensation actually paid” (or “CAP”) for the applicable fiscal year for our principal executive officer (“PEO”) and for all of our other NEOs (“Non-PEO NEOs”) (as an average for such year for the Non-PEO NEOs), accompanied by TSR, GAAP net income (loss) and Adjusted Revenue (the Company-selected measure). While we use numerous financial and non-financial performance measures to evaluate performance and determine compensation under our compensation programs, Adjusted Revenue, a relevant measure in our NEO short- and long-term incentive plans, is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the below table) used to link compensation actually paid to NEOs to performance during the 2023 fiscal year.
TABULAR DISCLOSURE OF COMPENSATION ACTUALLY PAID VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO(1)(2) $	Compensation Actually Paid to PEO(1)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) $	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) $	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) (thousands)(5) $	Adjusted Revenue (thousands)(6) $
					Total Shareholder Return(4) $	Peer Group Total Shareholder Return(4) $
2023	4,880,843	1,643,483	1,373,404	828,302	71.12	185.74	(238,724)	1,245,689
2022	6,921,191	3,353,087	3,171,038	1,700,335	88.61	116.13	(80,939)	1,240,000
2021	6,172,629	6,883,899	2,545,188	2,943,664	113.95	181.00	13,296	1,186,801
2020	6,253,999	6,617,417	2,221,741	2,545,525	118.18	144.01	(3,110)	998,922

(1)
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	William Crager	Shelly O’Brien, Peter D’Arrigo and Joshua Warren
2022 and 2021	William Crager	Shelly O’Brien, Peter D’Arrigo and Stuart DePina
2020	William Crager	Shelly O’Brien, Peter D’Arrigo, Stuart DePina and Joshua Mayer

(2)
Amounts reflect Summary Compensation Table Total for our NEOs for each corresponding year.

(3)
The following table details the 2023 adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO	Non-PEO Average
	2023 $	2023 $
Summary Compensation Table Total	4,880,843	1,373,404
Less: Reported Fair Value of Equity Awards(a)	3,520,568	586,713
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	2,432,235	405,340
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(213,184)	(36,393)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,935,842)	(327,336)
Compensation Actually Paid	1,643,483	828,302

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The estimates used in the fair value calculations are as follows: for 2023 PSU grants, remaining performance period 2.00 years, volatility 36.72%, dividend yield of 0%, and risk-free interest rate of 4.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(4)
The amounts reflect the cumulative TSR of our common stock (column (f)) and the S&P North American Technology Sector Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

(5)
Attributable to Envestnet, Inc., the dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

(6)
For details of the reconciliation showing how adjusted values (including Adjusted Revenue values) are calculated from our audited financial statements, see Appendix A.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote
(1)
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2023	William Crager	Shelly O’Brien, Peter D’Arrigo and Joshua Warren
2022 and 2021	William Crager	Shelly O’Brien, Peter D’Arrigo and Stuart DePina
2020	William Crager	Shelly O’Brien, Peter D’Arrigo, Stuart DePina and Joshua Mayer

Peer Group Issuers, Footnote
(4)
The amounts reflect the cumulative TSR of our common stock (column (f)) and the S&P North American Technology Sector Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

PEO Total Compensation Amount	$ 4,880,843	$ 6,921,191	$ 6,172,629	$ 6,253,999
PEO Actually Paid Compensation Amount	$ 1,643,483	3,353,087	6,883,899	6,617,417
Adjustment To PEO Compensation, Footnote
(3)
The following table details the 2023 adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO	Non-PEO Average
	2023 $	2023 $
Summary Compensation Table Total	4,880,843	1,373,404
Less: Reported Fair Value of Equity Awards(a)	3,520,568	586,713
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	2,432,235	405,340
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(213,184)	(36,393)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,935,842)	(327,336)
Compensation Actually Paid	1,643,483	828,302

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The estimates used in the fair value calculations are as follows: for 2023 PSU grants, remaining performance period 2.00 years, volatility 36.72%, dividend yield of 0%, and risk-free interest rate of 4.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,373,404	3,171,038	2,545,188	2,221,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 828,302	1,700,335	2,943,664	2,545,525
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table details the 2023 adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO	Non-PEO Average
	2023 $	2023 $
Summary Compensation Table Total	4,880,843	1,373,404
Less: Reported Fair Value of Equity Awards(a)	3,520,568	586,713
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	2,432,235	405,340
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(213,184)	(36,393)
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,935,842)	(327,336)
Compensation Actually Paid	1,643,483	828,302

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The estimates used in the fair value calculations are as follows: for 2023 PSU grants, remaining performance period 2.00 years, volatility 36.72%, dividend yield of 0%, and risk-free interest rate of 4.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
REQUIRED TABULAR DISCLOSURE OF THE MOST IMPORTANT MEASURES LINKING COMPENSATION ACTUALLY PAID IN 2023 TO COMPANY PERFORMANCE
The following non-ranked list shows the financial performance measures we view as the most important to link executive compensation actually paid during the most recent fiscal year to our performance during that same period. For further information regarding these financial performance measures and their function in our executive compensation program, please see “—Compensation Discussion and Analysis” beginning on page 31.
2023 Most Important Measures (Unranked)
Adjusted Revenue	Relative TSR
Adjusted EBITDA	Adjusted EPS
Adjusted EBITDA Margin

Total Shareholder Return Amount	$ 71.12	88.61	113.95	118.18
Peer Group Total Shareholder Return Amount	185.74	116.13	181	144.01
Net Income (Loss)	$ (238,724,000)	$ (80,939,000)	$ 13,296,000	$ (3,110,000)
Company Selected Measure Amount	1,245,689,000	1,240,000,000	1,186,801,000	998,922,000
PEO Name	William Crager
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	(6) For details of the reconciliation showing how adjusted values (including Adjusted Revenue values) are calculated from our audited financial statements, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Change in Fair Value For PSUs subject to performance vesting conditions related to relative TSR [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	36.72%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.13%
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,520,568)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,432,235
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,184)
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,935,842)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(586,713)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,340
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,393)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (327,336)